Other net losses Other Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Acquisition and transition-related costs	$ 5,850	$ 882	$ 8,015	$ 2,984
Other	2,802	931	5,367	7,213
Other losses	$ 8,652	$ 1,813	$ 13,382	$ 10,197